Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) $ / shares shares
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Odinary shares subject to possible redemption	6,000,000		6,000,000
Ordinary shares subject to possible redemption, per share | (per share)	$ 10.55	$ 10.13	$ 10.13
Preferred stock, par value | (per share)	$ 0.0001	0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000		2,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Ordinary shares, par value | $ / shares	$ 0.0001	0.0001
Class A ordinary shares, authorized	200,000,000		200,000,000
Class A ordinary shares, issued	1,830,000		1,830,000
Class A ordinary shares, outstanding	1,830,000		1,830,000
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares, par value | $ / shares		0.0001
Class A ordinary shares, authorized			400,000,000
Class A ordinary shares, issued			21,052,632
Class A ordinary shares, outstanding			21,052,632
Receivables from customers net of allowance | $			$ 62,263
Deposits and other receivables net of allowance | $			$ 5,000
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0001
Class A ordinary shares, authorized			400,000,000
Class A ordinary shares, issued			42,105,264
Class A ordinary shares, outstanding			42,105,264
Receivables from customers net of allowance | $			$ 62,263
Deposits and other receivables net of allowance | $			$ 5,000